Putnam
Investment
Fund 98

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-98


[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements since the fund's inception on 2/17/98. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 6/30/99.




Portfolio of investments owned
December 31, 1998 (Unaudited)

COMMON STOCKS  (97.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising  (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                800  Lamar Advertising Co. (NON)                                                            $       29,800
              1,000  Outdoor Systems, Inc. (NON)                                                                    30,000
                                                                                                            --------------
                                                                                                                    59,800

Airlines  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                830  Ryanair Holdings, PLC ADR  (Ireland) (NON)                                                     31,333

Apparel  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                640  Gucci Group N.V.  (Netherlands)                                                                31,120
                250  Nike, Inc.                                                                                     10,141
                                                                                                            --------------
                                                                                                                    41,261

Banks  (1.6%)
--------------------------------------------------------------------------------------------------------------------------
                430  Fifth Third Bancorp                                                                            30,664
                210  Northern Trust Corp.                                                                           18,336
                                                                                                            --------------
                                                                                                                    49,000

Basic Industrial Products  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Asyst Technologies, Inc. (NON)                                                                 22,413

Broadcasting  (3.6%)
--------------------------------------------------------------------------------------------------------------------------
                480  Chancellor Media Corp. (NON)                                                                   22,980
              1,000  Citadel Communications Corp. (NON)                                                             25,875
              1,330  Infinity Broadcasting Corp. Class A (NON)                                                      36,409
                700  Univision Communications Inc. Class A (NON)                                                    25,331
                                                                                                            --------------
                                                                                                                   110,595

Business Equipment and Services  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                560  Cintas Corp.                                                                                   39,445

Business Services  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
                200  Interpublic Group Cos. Inc.                                                                    15,950
                858  NOVA Corp./Georgia (NON)                                                                       29,762
                200  Paychex, Inc.                                                                                  10,288
                954  Snyder Communications, Inc. (NON)                                                              32,198
                                                                                                            --------------
                                                                                                                    88,198

Cable Television  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,146  USA Networks, Inc. (NON)                                                                       37,961

Computer Services  (11.0%)
--------------------------------------------------------------------------------------------------------------------------
                142  America Online, Inc. (NON)                                                                     22,720
              1,400  Aware, Inc. (NON)                                                                              38,063
              6,030  Capita Group PLC  (United Kingdom)                                                             55,374
                675  CMG Information Services, Inc. (NON)                                                           71,888
                270  Complete Business Solutions, Inc. (NON)                                                         9,146
                200  Comverse Technology, Inc. (NON)                                                                14,200
                590  IMS Health Inc.                                                                                44,508
                235  Keane, Inc. (NON)                                                                               9,385
              1,700  Mylex Corp. (NON)                                                                              20,400
                970  VeriSign, Inc. (NON)                                                                           57,351
                                                                                                            --------------
                                                                                                                   343,035

Computer Software  (15.3%)
--------------------------------------------------------------------------------------------------------------------------
                900  Aspect Development, Inc. (NON)                                                                 39,881
                294  BMC Software, Inc. (NON)                                                                       13,101
                230  Cadence Design Systems, Inc. (NON)                                                              6,843
                170  Citrix Systems, Inc. (NON)                                                                     16,501
                210  Compuware Corp. (NON)                                                                          16,406
                350  Concord Communications, Inc. (NON)                                                             19,863
                700  Exchange Applications, Inc. (NON)                                                              13,738
                320  Gateway 2000, Inc. (NON)                                                                       16,380
                789  Intuit, Inc. (NON)                                                                             57,203
                680  Legato Systems, Inc. (NON)                                                                     44,838
                260  Lycos, Inc. (NON)                                                                              14,446
                810  New Era of Networks, Inc. (NON)                                                                35,640
              1,320  Parametric Technology Corp. (NON)                                                              21,450
                800  Peregrine Systems, Inc. (NON)                                                                  37,100
              2,500  Rogue Wave Software, Inc. (NON)                                                                21,875
                877  The Learning Company, Inc. (NON)                                                               22,747
                930  TSI International Software, Ltd. (NON)                                                         44,524
                125  VERITAS Software Corp. (NON)                                                                    7,492
                700  Visual Networks, Inc. (NON)                                                                    26,250
                                                                                                            --------------
                                                                                                                   476,278

Computers  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                720  Apple Computer, Inc.                                                                           29,475

Conglomerates  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                130  Taylor Nelson Sofres PLC (United Kingdom)                                                         165
              2,300  Taylor Nelson Sofres PLC 144A (United Kingdom)                                                  2,917
                                                                                                            --------------
                                                                                                                     3,082

Consumer Non Durables  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                530  Luxottica Group S.P.A. ADR  (Italy)                                                             6,360

Consumer Services  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                111  Hillenbrand Industries, Inc.                                                                    6,313

Education  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                710  Apollo Group, Inc. Class A (NON)                                                               24,051

Electric Utilities  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                530  CalEnergy, Inc. (NON)                                                                          18,384

Electronic Components  (4.5%)
--------------------------------------------------------------------------------------------------------------------------
                875  Applied Micro Circuits Corp. (NON)                                                             29,723
              2,540  Metromedia Fiber Network, Inc. Class A (NON)                                                   85,080
                756  Sipex Corp. (NON)                                                                              26,555
                                                                                                            --------------
                                                                                                                   141,358

Electronics and Electrical Equipment  (3.0%)
--------------------------------------------------------------------------------------------------------------------------
                800  American Power Conversion Corp. (NON)                                                          38,750
                530  Applied Materials, Inc. (NON)                                                                  22,624
                320  KCI Konecranes International PLC  (Finland)                                                    14,441
              1,800  Nanometrics, Inc. (NON)                                                                        14,063
                100  Teradyne, Inc. (NON)                                                                            4,238
                                                                                                            --------------
                                                                                                                    94,116

Energy-Related  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                450  Advanced Energy Industries, Inc. (NON)                                                         11,250

Entertainment  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                820  SFX Entertainment, Inc. Class A (NON)                                                          44,998

Financial Services  (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                220  Concord EFS, Inc. (NON)                                                                         9,323
                 83  Marschollek, Lautenschlaeger und Partner AG  (Germany)                                         47,648
                                                                                                            --------------
                                                                                                                    56,971

Food and Beverages  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                500  Interstate Bakeries Corp.                                                                      13,219

Health Care Information Systems  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                100  Eclipsys Corp.                                                                                  2,900
              1,000  Medquist, Inc. (NON)                                                                           39,500
                                                                                                            --------------
                                                                                                                    42,400

Home Furnishings  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                760  Select Comfort Corp. (NON)                                                                     20,093

Hospital Management and Medical Services  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                119  Advance Paradigm, Inc. (NON)                                                                    4,165

Insurance  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                370  AFLAC Inc.                                                                                     16,280

Manufacturing  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  American Bank Note Holographics, Inc. (NON)                                                    52,500

Medical Management Services  (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                780  American Oncology Resources, Inc. (NON)                                                        11,359
                500  Pediatrix Medical Group, Inc. (NON)                                                            29,969
                300  Sunrise Assisted Living, Inc. (NON)                                                            15,563
                                                                                                            --------------
                                                                                                                    56,891

Medical Supplies and Devices  (1.6%)
--------------------------------------------------------------------------------------------------------------------------
                260  Medtronic, Inc.                                                                                19,305
                300  Stryker Corp.                                                                                  16,519
                263  Sybron International Corp. (NON)                                                                7,150
                740  Thermo Cardiosystems, Inc. (NON)                                                                7,724
                                                                                                            --------------
                                                                                                                    50,698

Networking  (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                280  3Com Corp. (NON)                                                                               12,548
              1,000  Digital River, Inc. (NON)                                                                      35,500
                700  Entrust Technologies Inc. (NON)                                                                16,713
                                                                                                            --------------
                                                                                                                    64,761

Networking Equipment  (4.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,330  Ascend Communications, Inc. (NON)                                                              87,448
                500  Concur Technologies, Inc. (NON)                                                                15,250
                600  Network Appliance, Inc. (NON)                                                                  27,000
                                                                                                            --------------
                                                                                                                   129,698

Office Equipment  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                150  Avery Dennison Corp.                                                                            6,759

Oil and Gas  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,830  Input/output, Inc. (NON)                                                                       13,382
                531  Schlumberger Ltd.                                                                              24,492
                                                                                                            --------------
                                                                                                                    37,874

Packaging and Containers  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                300  Sealed Air Corp. (NON)                                                                         15,319

Pharmaceuticals  (3.9%)
--------------------------------------------------------------------------------------------------------------------------
                550  Inhale Therapeutic Systems (NON)                                                               18,150
                100  Merck & Co., Inc.                                                                              14,769
                700  Sepracor, Inc. (NON)                                                                           61,688
                860  Vertex Pharmaceuticals, Inc. (NON)                                                             25,585
                                                                                                            --------------
                                                                                                                   120,192

Pharmaceuticals and Biotechnology  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                140  Genentech, Inc. (NON)                                                                          11,156
                600  Medicis Pharmaceutical Corp. Class A (NON)                                                     35,775
                                                                                                            --------------
                                                                                                                    46,931

Publishing  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                 70  Wolters Kluwer N.V.  (Netherlands)                                                             14,965

Restaurants  (3.1%)
--------------------------------------------------------------------------------------------------------------------------
                800  P.F. Chang's China Bistro, Inc. (NON)                                                          18,200
              3,095  PizzaExpress PLC  (United Kingdom)                                                             41,145
                690  Starbucks Corp. (NON)                                                                          38,726
                                                                                                            --------------
                                                                                                                    98,071

Retail  (5.2%)
--------------------------------------------------------------------------------------------------------------------------
                480  Borders Group, Inc. (NON)                                                                      11,970
                 60  CompUSA, Inc. (NON)                                                                               784
                594  Costco Companies, Inc. (NON)                                                                   42,879
              1,177  Dollar Tree Stores, Inc. (NON)                                                                 51,420
                547  Kohls Corp. (NON)                                                                              33,606
                350  Safeway, Inc. (NON)                                                                            21,328
                                                                                                            --------------
                                                                                                                   161,987

Semiconductors  (4.5%)
--------------------------------------------------------------------------------------------------------------------------
                280  Altera Corp. (NON)                                                                             17,045
                607  KLA Tencor Corp. (NON)                                                                         26,329
                630  Linear Technology Corp.                                                                        56,424
                530  Maxim Integrated Products Inc. (NON)                                                           23,154
                345  Novellus Systems, Inc. (NON)                                                                   17,078
                                                                                                            --------------
                                                                                                                   140,030

Specialty Consumer Products  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Guitar Center, Inc. (NON)                                                                      24,625

Telecommunication Equipment  (3.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  GeoTel Communications Corp. (NON)                                                              55,875
                800  Qwest Communications International, Inc. (NON)                                                 40,000
                450  Tekelec (NON)                                                                                   7,453
                                                                                                            --------------
                                                                                                                   103,328

Telecommunications  (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                320  Energis PLC, ADR (NON)                                                                         35,840
                350  Global Crossing Ltd. (NON)                                                                     15,794
                314  PanAmSat Corp. (NON)                                                                           12,226
                                                                                                            --------------
                                                                                                                    63,860

Telephone Services  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                200  RSL Communications, Ltd. Class A (NON)                                                          5,900

Wireless Communications  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                700  American Tower Corp. Class A                                                                   20,694
                                                                                                            --------------
                     Total Common Stocks  (cost $2,255,082)                                                 $    3,046,917

PREFERRED STOCKS  (0.4%)(a) (cost $10,430)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 59  Fresenius Medical Care AG 9.00% pfd.  (Germany)                                        $       12,436

SHORT-TERM INVESTMENTS  (2.2%)(a) (cost $70,009)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       70,000  Interest in $456,109,000 joint repurchase agreement dated December 31, 1998 with Merrill Lynch,
                       Pierce, Fenner, & Smith, Inc. due January 4, 1999 with
                       respect to various U.S. Treasury obligations -- maturity
                       value of $70,037 for an effective yield of 4.80%                                     $       70,009
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $2,335,521)(b)                                                $    3,129,362
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,115,708.

  (b) The aggregate identified cost on a tax basis is $2,335,521, resulting in gross unrealized appreciation and depreciation of $838,877 and $45,036, respectively, or net unrealized appreciation of $793,841.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,335,521) (Note 1)                                               $ 3,129,362
-----------------------------------------------------------------------------------------------
Cash                                                                                      9,458
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                           431
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                            4,736
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      100
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         21,583
-----------------------------------------------------------------------------------------------
Total assets                                                                          3,165,670

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         28,709
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             10,222
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  588
-----------------------------------------------------------------------------------------------
Payable for compensation of trustee (Note 2)                                                 61
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   10,372
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        49,962
-----------------------------------------------------------------------------------------------
Net assets                                                                           $3,115,708

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $ 2,401,317
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                 (9,278)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                   (70,172)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              793,841
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,115,708

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,115,708 divided by 281,185 shares)                                                   $11.08
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $11.08)*                                          $11.76
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                               $     17
-----------------------------------------------------------------------------------------------
Dividends                                                                                 3,976
-----------------------------------------------------------------------------------------------
Total investment income                                                                   3,993

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          9,312
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            2,516
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           935
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,285
-----------------------------------------------------------------------------------------------
Registration fees                                                                           702
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,846
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,225
-----------------------------------------------------------------------------------------------
Other                                                                                        44
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (21,583)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           13,302
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (31)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             13,271
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (9,278)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (62,940)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                      45
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            388,890
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 325,995
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $316,717
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                              February 17, 1998
                                                                                                  (commencement
                                                                               Six months ended  of operations)
                                                                                    December 31      to June 30
                                                                                -------------------------------
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                   $  (9,278)      $  (6,502)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                        (62,940)         (7,232)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                        388,935         404,906
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    316,717         391,172
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                           (156,304)        564,123
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            160,413         955,295

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          2,955,295       2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $9,278 and $-, respectively)                                      $3,115,708      $2,955,295
---------------------------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                       ended   For the period
Per-share                                                                                        December 31      February 17+
operating performance                                                                             (Unaudited)      to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $9.87            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (b)(d)                                                                              (.03)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.24             1.39
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   1.21             1.37
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $11.08            $9.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at
net asset value (%)(a)                                                                                 12.26*           16.12*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $3,116           $2,955
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                                             .50*             .37*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(b)                                                                            (.35)*           (.25)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 92.07*           72.22*
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.08 and $0.06 per share, respectively for the periods ended December 31, 1998 and June 30, 1998. (see Note 2)

(c) Includes amounts paid through expense offset arrangements. (Note 2)

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.




Notes to financial statements
December 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Investment Fund 98 (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term growth of capital by investing primarily in equity securities of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation which is significantly greater than that of the market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty.

Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.

For the six months ended December 31, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At June 30, 1998, the fund had a capital loss carryover of approximately $7,232 available to offset future net capital gain, if any, which will expire on June 30, 2006.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1998, fund expenses were reduced by $31 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $2,396,207 and $2,578,653, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         11,671          $ 112,266
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    11,671            112,266

Shares
repurchased                                        (30,013)          (268,570)
-----------------------------------------------------------------------------
Net decrease                                       (18,342)         $(156,304)
-----------------------------------------------------------------------------

                                                         For the period
                                                        February 17, 1998
                                                          (commencement
                                                          of operations)
                                                         to June 30, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         77,395          $ 687,677
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    77,395            687,677

Shares
repurchased                                        (13,162)          (123,554)
-----------------------------------------------------------------------------
Net increase                                        64,233          $ 564,123
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to February 17, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on February 13, 1998.

At December 31, 1998, Putnam Investments, Inc. owned 235,294 shares of the fund (83.7% of shares outstanding), valued at $2,607,058.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Charles Swanberg
Vice President and Fund Manager

Roland Gillis
Vice President and Fund Manager

John R. Verani
Vice President

Richard A. Monaghan
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Investment Fund 98. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

49328   2/99